Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

March 31, 2019

VIPGRO-QTLY-0519
1.799866.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATION SERVICES - 15.3%
Entertainment - 2.5%
Activision Blizzard, Inc.	135,100	$6,151,103
Electronic Arts, Inc. (a)	54,500	5,538,835
Netflix, Inc. (a)	34,500	12,301,320
Spotify Technology SA (a)	900	124,920
Take-Two Interactive Software, Inc. (a)	34,900	3,293,513
The Walt Disney Co.	29,200	3,242,076
		30,651,767
Interactive Media & Services - 10.7%
Alphabet, Inc.:
Class A (a)	21,402	25,187,800
Class C (a)	52,163	61,203,370
ANGI Homeservices, Inc. Class A (a)	154,000	2,377,760
CarGurus, Inc. Class A (a)	160,500	6,429,630
Facebook, Inc. Class A (a)	173,210	28,872,375
IAC/InterActiveCorp (a)	25,500	5,357,805
Momo, Inc. ADR	103,800	3,969,312
		133,398,052
Media - 0.6%
Charter Communications, Inc. Class A (a)	16,263	5,641,797
Criteo SA sponsored ADR (a)	80,400	1,610,412
		7,252,209
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	264,800	18,297,680

TOTAL COMMUNICATION SERVICES		189,599,708

CONSUMER DISCRETIONARY - 17.0%
Automobiles - 1.4%
Tesla, Inc. (a)(b)	62,397	17,462,424
Hotels, Restaurants & Leisure - 2.1%
Hilton Grand Vacations, Inc. (a)	278,529	8,592,620
Hilton Worldwide Holdings, Inc.	8,200	681,502
Marriott International, Inc. Class A	11,600	1,451,044
Planet Fitness, Inc. (a)	39,800	2,735,056
Sea Ltd. ADR (a)	532,200	12,517,344
		25,977,566
Household Durables - 1.5%
Mohawk Industries, Inc. (a)	20,300	2,560,845
Roku, Inc. Class A (a)(b)	239,300	15,437,243
		17,998,088
Internet & Direct Marketing Retail - 7.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	63,600	11,603,820
Amazon.com, Inc. (a)	29,373	52,305,970
Gaia, Inc. Class A (a)	61,000	558,150
GrubHub, Inc. (a)	17,100	1,187,937
JD.com, Inc. sponsored ADR (a)	121,900	3,675,285
Meituan Dianping Class B	501,700	3,380,904
MercadoLibre, Inc. (a)	8,800	4,468,024
Naspers Ltd. Class N	28,100	6,548,471
The Booking Holdings, Inc. (a)	4,050	7,066,886
Wayfair LLC Class A (a)	48,402	7,185,277
		97,980,724
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	53,000	5,567,120
Specialty Retail - 2.9%
Cars.com, Inc. (a)	20,600	469,680
Carvana Co. Class A (a)(b)	336,209	19,520,295
Floor & Decor Holdings, Inc. Class A (a)(b)	182,700	7,530,894
Home Depot, Inc.	15,710	3,014,592
Lowe's Companies, Inc.	45,800	5,013,726
Tiffany & Co., Inc.	900	94,995
		35,644,182
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. (c)(d)	1,326	68,475
lululemon athletica, Inc. (a)	20,972	3,436,682
Pinduoduo, Inc. ADR (b)	274,900	6,817,520
		10,322,677

TOTAL CONSUMER DISCRETIONARY		210,952,781

CONSUMER STAPLES - 2.4%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	15,300	2,682,549
Fever-Tree Drinks PLC	143,585	5,645,901
		8,328,450
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.	169,500	4,644,300
Costco Wholesale Corp.	900	217,926
Performance Food Group Co. (a)	80,908	3,207,193
Walmart, Inc.	900	87,777
		8,157,196
Food Products - 0.0%
nLIGHT, Inc. (a)(b)	18,700	416,636
Household Products - 0.0%
Spectrum Brands Holdings, Inc.	3,700	202,686
Personal Products - 0.1%
Coty, Inc. Class A	12,100	139,150
Unilever NV (Certificaten Van Aandelen) (Bearer)	22,600	1,317,612
		1,456,762
Tobacco - 0.9%
Altria Group, Inc.	191,300	10,986,359
JUUL Labs, Inc. (a)(c)(d)	560	150,780
		11,137,139

TOTAL CONSUMER STAPLES		29,698,869

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd.	682,665	13,451,515
Whiting Petroleum Corp. (a)	54,300	1,419,402
		14,870,917
FINANCIALS - 5.2%
Banks - 0.4%
HDFC Bank Ltd. sponsored ADR	41,100	4,763,901
Capital Markets - 1.7%
BlackRock, Inc. Class A	8,000	3,418,960
Cboe Global Markets, Inc.	38,400	3,664,896
Charles Schwab Corp.	140,800	6,020,608
Morningstar, Inc.	1,300	163,787
S&P Global, Inc.	2,900	610,595
TD Ameritrade Holding Corp.	114,700	5,733,853
Virtu Financial, Inc. Class A	60,800	1,444,000
		21,056,699
Consumer Finance - 0.2%
Synchrony Financial	77,700	2,478,630
Diversified Financial Services - 1.4%
GDS Holdings Ltd. ADR (a)(b)	378,200	13,497,958
Waitr Holdings, Inc. (a)	280,300	3,444,887
		16,942,845
Thrifts & Mortgage Finance - 1.5%
LendingTree, Inc. (a)(b)	53,400	18,773,304

TOTAL FINANCIALS		64,015,379

HEALTH CARE - 12.0%
Biotechnology - 5.7%
ACADIA Pharmaceuticals, Inc. (a)	49,318	1,324,188
Acceleron Pharma, Inc. (a)	22,000	1,024,540
Acorda Therapeutics, Inc. (a)	47,800	635,262
Agios Pharmaceuticals, Inc. (a)	13,800	930,672
Aimmune Therapeutics, Inc. (a)	13,100	292,785
Alexion Pharmaceuticals, Inc. (a)	101,252	13,687,245
Allakos, Inc. (a)	14,200	575,100
Alnylam Pharmaceuticals, Inc. (a)	25,903	2,420,635
AnaptysBio, Inc. (a)	15,252	1,114,159
Argenx SE ADR (a)	2,000	249,680
Array BioPharma, Inc. (a)	36,800	897,184
Ascendis Pharma A/S sponsored ADR (a)	10,100	1,188,770
Atara Biotherapeutics, Inc. (a)	13,700	544,575
aTyr Pharma, Inc. (a)	21,936	12,067
Audentes Therapeutics, Inc. (a)	17,400	678,948
BeiGene Ltd.	35,000	344,206
bluebird bio, Inc. (a)	13,530	2,128,675
Blueprint Medicines Corp. (a)	5,800	464,290
Celgene Corp. (a)	20,500	1,933,970
Coherus BioSciences, Inc. (a)(b)	103,700	1,414,468
Crinetics Pharmaceuticals, Inc. (a)	59,214	1,347,711
Epizyme, Inc. (a)	28,800	356,832
FibroGen, Inc. (a)	31,300	1,701,155
Five Prime Therapeutics, Inc. (a)	30,500	408,700
Heron Therapeutics, Inc. (a)	52,000	1,270,880
Insmed, Inc. (a)	134,242	3,902,415
Intercept Pharmaceuticals, Inc. (a)	7,000	783,020
Ionis Pharmaceuticals, Inc. (a)	94,806	7,695,403
La Jolla Pharmaceutical Co. (a)	18,570	119,405
Mirati Therapeutics, Inc. (a)	32,600	2,389,580
Neurocrine Biosciences, Inc. (a)	46,288	4,077,973
Opko Health, Inc. (a)	1	3
Regeneron Pharmaceuticals, Inc. (a)	1,500	615,930
Rigel Pharmaceuticals, Inc. (a)	111,406	286,313
Sage Therapeutics, Inc. (a)	12,800	2,035,840
Sarepta Therapeutics, Inc. (a)	43,600	5,196,684
Sienna Biopharmaceuticals, Inc. (a)	10,920	25,334
Vertex Pharmaceuticals, Inc. (a)	32,400	5,959,980
Xencor, Inc. (a)	22,700	705,062
		70,739,639
Health Care Equipment & Supplies - 2.2%
Axonics Modulation Technologies, Inc. (a)	5,700	136,515
Becton, Dickinson & Co.	9,300	2,322,489
Boston Scientific Corp. (a)	293,800	11,276,044
DexCom, Inc. (a)	16,000	1,905,600
Insulet Corp. (a)	23,800	2,263,142
Intuitive Surgical, Inc. (a)	2,100	1,198,218
Masimo Corp. (a)	4,200	580,776
Novocure Ltd. (a)	90,300	4,349,751
Penumbra, Inc. (a)	18,400	2,704,984
Wright Medical Group NV (a)	20,200	635,290
		27,372,809
Health Care Providers & Services - 3.2%
Cigna Corp.	21,000	3,377,220
G1 Therapeutics, Inc. (a)	26,600	441,560
Humana, Inc.	33,700	8,964,200
OptiNose, Inc. (a)	14,800	152,440
UnitedHealth Group, Inc.	95,600	23,638,056
Wellcare Health Plans, Inc. (a)	12,200	3,290,950
		39,864,426
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	2,300	629,556
Pharmaceuticals - 0.8%
AstraZeneca PLC sponsored ADR	27,900	1,127,997
Bristol-Myers Squibb Co.	23,900	1,140,269
Horizon Pharma PLC (a)	4,400	116,292
Nabriva Therapeutics PLC (a)	575,800	1,404,952
Nektar Therapeutics (a)	98,300	3,302,880
Perrigo Co. PLC	6,700	322,672
TherapeuticsMD, Inc. (a)(b)	87,700	427,099
Theravance Biopharma, Inc. (a)	35,000	793,450
Tricida, Inc.	21,800	841,916
		9,477,527

TOTAL HEALTH CARE		148,083,957

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.0%
The Boeing Co.	500	190,710
Air Freight & Logistics - 0.1%
FedEx Corp.	3,800	689,358
Airlines - 1.2%
Alaska Air Group, Inc.	19,500	1,094,340
JetBlue Airways Corp. (a)	219,900	3,597,564
Southwest Airlines Co.	17,400	903,234
Spirit Airlines, Inc. (a)	178,300	9,424,938
		15,020,076
Commercial Services & Supplies - 0.2%
HomeServe PLC	53,000	707,556
Tomra Systems ASA	45,700	1,361,735
		2,069,291
Electrical Equipment - 0.3%
Sunrun, Inc. (a)	275,066	3,867,428
Vivint Solar, Inc. (a)	25,600	127,232
		3,994,660
Machinery - 0.2%
Deere & Co.	1,200	191,808
Minebea Mitsumi, Inc.	158,800	2,397,004
		2,588,812
Professional Services - 0.8%
CoStar Group, Inc. (a)	12,400	5,783,608
TransUnion Holding Co., Inc.	58,100	3,883,404
		9,667,012
Road & Rail - 0.3%
Lyft, Inc.	54,912	3,869,154
Trading Companies & Distributors - 0.8%
Bunzl PLC	304,000	10,025,322
Watsco, Inc.	2,300	329,383
		10,354,705

TOTAL INDUSTRIALS		48,443,778

INFORMATION TECHNOLOGY - 33.4%
Electronic Equipment & Components - 0.4%
SYNNEX Corp.	20,400	1,945,956
TTM Technologies, Inc. (a)	245,890	2,884,290
		4,830,246
IT Services - 8.2%
Accenture PLC Class A	1,600	281,632
Adyen BV (e)	747	584,887
Alliance Data Systems Corp.	102,700	17,970,446
Elastic NV (b)	900	71,883
EPAM Systems, Inc. (a)	13,500	2,283,255
Fiserv, Inc. (a)	6,400	564,992
FleetCor Technologies, Inc. (a)	500	123,295
Global Payments, Inc.	63,200	8,628,064
GoDaddy, Inc. (a)	94,720	7,121,997
Interxion Holding N.V. (a)	8,400	560,532
MasterCard, Inc. Class A	51,700	12,172,765
MongoDB, Inc. Class A (a)	18,700	2,749,274
Netcompany Group A/S (e)	8,907	318,920
Okta, Inc. (a)	17,200	1,422,956
PayPal Holdings, Inc. (a)	89,000	9,241,760
Visa, Inc. Class A	92,000	14,369,480
Wix.com Ltd. (a)	180,207	21,774,412
Worldpay, Inc. (a)	12,800	1,452,800
		101,693,350
Semiconductors & Semiconductor Equipment - 7.1%
Analog Devices, Inc.	39,800	4,189,746
Applied Materials, Inc.	156,600	6,210,756
Broadcom, Inc.	32,400	9,743,004
Lam Research Corp.	37,000	6,623,370
Marvell Technology Group Ltd.	599,900	11,932,011
Micron Technology, Inc. (a)	223,300	9,228,989
NVIDIA Corp.	124,000	22,265,440
NXP Semiconductors NV	137,100	12,118,269
ON Semiconductor Corp. (a)	284,100	5,843,937
Qualcomm, Inc.	2,200	125,466
		88,280,988
Software - 13.8%
Adobe, Inc. (a)	43,700	11,645,613
Autodesk, Inc. (a)	50,400	7,853,328
Avalara, Inc.	5,824	324,921
Carbon Black, Inc.	1,200	16,740
Citrix Systems, Inc.	38,000	3,787,080
DocuSign, Inc.	2,100	108,864
Dropbox, Inc. Class A (a)	121,300	2,644,340
Intuit, Inc.	12,800	3,346,048
Lightspeed POS, Inc. (a)	11,400	175,818
Microsoft Corp.	620,949	73,234,722
Nutanix, Inc. Class A (a)	47,400	1,788,876
Parametric Technology Corp. (a)	107,000	9,863,260
Q2 Holdings, Inc. (a)	5,600	387,856
RingCentral, Inc. (a)	12,600	1,358,280
Salesforce.com, Inc. (a)	131,377	20,806,175
ServiceNow, Inc. (a)	33,500	8,257,415
SurveyMonkey	2,300	41,883
The Trade Desk, Inc. (a)	90,200	17,855,090
Workday, Inc. Class A (a)	27,000	5,206,950
Zscaler, Inc. (a)	1,500	106,395
Zuora, Inc.	111,700	2,237,351
		171,047,005
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	251,943	47,856,573

TOTAL INFORMATION TECHNOLOGY		413,708,162

MATERIALS - 2.2%
Chemicals - 1.9%
DowDuPont, Inc.	31,700	1,689,927
LG Chemical Ltd.	16,531	5,318,284
LyondellBasell Industries NV Class A	56,800	4,775,744
Olin Corp.	181,700	4,204,538
The Chemours Co. LLC	194,800	7,238,768
		23,227,261
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	62,200	3,394,254

TOTAL MATERIALS		26,621,515

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	96,400	18,996,584
Crown Castle International Corp.	4,700	601,600
Equinix, Inc.	9,000	4,078,440
		23,676,624
UTILITIES - 0.2%
Electric Utilities - 0.1%
DONG Energy A/S (e)	15,500	1,174,715
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (b)	115,900	1,497,428

TOTAL UTILITIES		2,672,143

TOTAL COMMON STOCKS
(Cost $776,480,254)		1,172,343,833

Preferred Stocks - 4.3%
Convertible Preferred Stocks - 4.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (c)(d)	1,673,000	405,703
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	523	27,008
Series B (c)(d)	92	4,751
Series C (c)(d)	878	45,340
		77,099
TOTAL CONSUMER DISCRETIONARY		482,802
CONSUMER STAPLES - 3.9%
Tobacco - 3.9%
JUUL Labs, Inc.:
Series C (a)(c)(d)	178,203	47,981,158
Series D (c)(d)	741	199,514
		48,180,672
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	65,670	615,840
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(d)	3,941	733,026
Road & Rail - 0.2%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	65,393	3,142,788
TOTAL INDUSTRIALS		3,875,814
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	22,697	249,667

TOTAL CONVERTIBLE PREFERRED STOCKS		53,404,795

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	281	14,511
TOTAL PREFERRED STOCKS
(Cost $2,919,919)		53,419,306

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 2.48% (f)	12,311,609	12,314,071
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	68,723,644	68,730,516
TOTAL MONEY MARKET FUNDS
(Cost $81,044,587)		81,044,587
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $860,444,760)		1,306,807,726
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(68,389,154)
NET ASSETS - 100%		$1,238,418,572

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,638,559 or 4.3% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,078,522 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$72,712
Allbirds, Inc.	10/9/18	$15,409
Allbirds, Inc. Series A	10/9/18	$28,679
Allbirds, Inc. Series B	10/9/18	$5,045
Allbirds, Inc. Series C	10/9/18	$48,146
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$220,435
Clover Health Series D	6/7/17	$615,840
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$305,891
Space Exploration Technologies Corp. Series I	4/5/18	$666,029
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,302
Fidelity Securities Lending Cash Central Fund	90,079
Total	$209,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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